UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07096

Investment Grade Municipal Income Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: Fiscal year end had been September 30th. This filing relates to the semi-annual report for the period ending March 31, 2010. After the end of the reporting period to which this filing relates, the fiscal year end was changed to April 30.

Date of reporting period: March 31, 2010

Item 1.   Reports to Stockholders.

Investment Grade Municipal
Income Fund Inc.
Semiannual Report
March 31, 2010

Investment Grade Municipal Income Fund Inc.

May 14, 2010

We present the semi-annual report for Investment Grade Municipal Income Fund Inc. (the “Fund”) for the six months ended March 31, 2010.

Performance
Over the six-month period, the Fund declined 0.25% on a net asset value basis and generated a gain of 3.76% on a market price basis. Over the same period, the Fund’s peer group, the Lipper General Municipal Debt Funds (Leveraged) category, posted a median net asset value gain of 0.33%, and a median market price gain of 5.05%. Finally, the Fund’s benchmark, the Barclays Capital Municipal Bond Index, gained 0.28%. (For more performance information, please refer to “Performance at a glance” on page 2.)

Fund liquidation
On February 23, 2010, the holders of the Fund’s common stock and auction preferred stock approved a proposal to liquidate and dissolve the Fund pursuant to a Plan of Liquidation. All of the auction preferred stock was redeemed in April, and the holders of common stock were paid a liquidating distribution on or about May 10, 2010. The Fund was delisted from the New York Stock Exchange and is in the process of winding up its affairs.

In connection with the liquidation of the Fund, the Fund has changed its tax and accounting (book) fiscal year end from September 30 to April 30 to facilitate the satisfaction of certain tax law requirements beneficial to shareholders.

Investment Grade Municipal Income Fund Inc.

Performance at a glance (unaudited)

Average annual total returns for common stock for periods ended 03/31/10

Net asset value returns	6 months	1 year	5 years	10 years

Investment Grade Municipal Income Fund Inc.	(0.25)%	20.33%	4.52%	5.68%

Lipper General Municipal Debt Funds
(Leveraged) median	0.33	24.76	4.22	5.92

Market price returns

Investment Grade Municipal Income Fund Inc.	3.76%	36.74%	8.46%	8.35%

Lipper General Municipal Debt Funds
(Leveraged) median	5.05	36.12	6.30	7.90

Index returns

Barclays Capital Municipal Bond Index(1)	0.28%	9.69%	4.58%	5.58%

Past performance does not predict future performance. The return and value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The Fund’s common stock net asset value (“NAV”) return assumes, for illustration only, that dividends and other distributions, if any, were reinvested at the NAV on the payable dates. The Fund’s common stock market price returns assume that all dividends and other distributions, if any, were reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. NAV and market price returns for the period of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund dividends and other distributions, if any, or the sale of Fund shares.

(1)	The Barclays Capital Municipal Bond Index is an unmanaged, unleveraged measure of the total return for municipal bonds issued across the United States. Index returns do not include reinvestment of dividends. Investors should note that indices do not reflect the deduction of fees and expenses.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group.

Share price, dividend and yields as of 03/31/10

Market price	$14.43

Net asset value (per share applicable to common shareholders)	$14.58

March 2010 dividend	$0.0725

Market yield(1)	6.03%

NAV yield(1)	5.97%

(1)	Market yield is calculated by multiplying the March dividend by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the March dividend by 12 and dividing by the month-end net asset value. Prices and yields will vary.

Investment Grade Municipal Income Fund Inc.

Portfolio statistics (unaudited)

Characteristics	03/31/10		09/30/09		03/31/09

Net assets applicable to
common shareholders (mm)	$151.0		$155.9		$133.4

Weighted average maturity	6.5	yrs	14.8	yrs	15.0	yrs

Weighted average modified duration	3.4	yrs	5.1	yrs	7.4	yrs

Weighted average coupon	3.3%		5.6%		5.2%

Leverage(1)	34.6%		39.0%		42.8%

Securities subject to Alternative
Minimum Tax (AMT)(2)	1.0%		13.7%		14.6%

Maturing within five years(2)	42.6%		0.9%		5.3%

Maturing beyond five years(2)	57.4%		99.1%		94.7%

Portfolio composition(3)	03/31/10		09/30/09		03/31/09

Long-term municipal bonds	62.1%		106.7%		106.6%

Short-term municipal notes	33.3		0.3		1.0

Other assets less liabilities	4.6		(7.0)		(7.6)

Total	100.0%		100.0%		100.0%

Credit quality(2)	03/31/10		09/30/09		03/31/09

AAA	26.1%		16.1%		12.6%

AA	23.2		39.6		41.3

A	4.8		21.7		15.4

A-1+	31.7		0.3		0.9

BBB	5.9		14.8		13.9

Nonrated	8.3		7.5		15.9

Total	100.0%		100.0%		100.0%

(1)	Includes leverage attributable to both the Fund’s Auction Preferred Shares and the Tender Option Bond Program as a percentage of total assets. Leverage was terminated in April 2010, after the close of the reporting period.

(2)	Weightings represent percentages of total investments as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time. Credit quality ratings shown are designated by Standard & Poor’s Rating Group, an independent rating agency.

(3)	As a percentage of net assets applicable to common and preferred shareholders as of the dates indicated.

Investment Grade Municipal Income Fund Inc.

Portfolio statistics (unaudited) (concluded)

Top five states(1)	03/31/10		09/30/09		03/31/09

California	14.4%	Texas	13.0%	California	13.5%

Texas	11.0	California	12.2	Texas	12.4

Illinois	9.7	Washington	9.2	Washington	9.4

Pennsylvania	8.2	Illinois	8.2	Illinois	8.3

Ohio	7.8	New York	7.4	New York	8.3

Total	51.1%		50.0%		51.9%

Top five sectors(1)	03/31/10		09/30/09		03/31/09

General obligations	20.9%	University	15.9%	University	16.1%

Hospital	19.0	Hospital	15.2	Airport	15.2

Water	14.7	Airport	12.4	Hospital	15.1

University	6.0	Power	11.5	Power	10.6

Power	5.4	Lease	8.0	Lease	8.9

Total	66.0%		63.0%		65.9%

(1)	Weightings represent percentages of total investments as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

Investment Grade Municipal Income Fund Inc.

Portfolio of investments—March 31, 2010 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount	Value

Long-term municipal bonds—95.04%

Alabama—3.53%
Alabama Public School & College
Authority Capital Improvement
5.000%, due 12/01/24	Aa2	AA	$5,000,000	$5,327,750

Alaska—0.67%
Alaska International Airports Revenue
Refunding-Series A (NATL-RE Insured)
5.000%, due 10/01/21(1)	Aa3	A	1,000,000	1,012,170

California—5.33%
Sacramento County Sanitation District
Financing Authority Revenue
Refunding (AMBAC Insured)
5.000%, due 12/01/27	A1	AA	8,000,000	8,039,920

Colorado—0.83%
Colorado Health Facilities Authority
Revenue-Adventist Health-Series E
(Pre-refunded with US Government
Obligations to 11/15/16 @ 100)
5.125%, due 11/15/18	A1	AA-	160,000	186,971

5.125%, due 11/15/19	A1	AA-	160,000	186,971

University of Colorado
Participation Interests
6.000%, due 12/01/13	NR	A+	853,141	881,133

				1,255,075

Connecticut—6.54%
Connecticut State Economic
Recovery-Series A
5.000%, due 01/01/14	Aa3	AA	8,800,000	9,881,168

Delaware—3.84%
Delaware State-Series 2009C
5.000%, due 10/01/15	Aaa	AAA	5,000,000	5,800,200

Georgia—3.85%
Georgia State Refunding-Series I
5.000%, due 07/01/20	Aaa	AAA	5,000,000	5,814,200

Investment Grade Municipal Income Fund Inc.

Portfolio of investments—March 31, 2010 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount	Value

Long-term municipal bonds—(continued)

Illinois—7.49%
Chicago Transit Authority Capital Grant
Receipts Revenue Federal Transit
Administration Section 5309
(Assured Guaranty Insured)
5.250%, due 06/01/24	Aa3	AAA	$1,500,000	$1,586,790

Illinois Municipal Electric Agency
Power Supply-Series A
(NATL-RE-FGIC Insured)
5.250%, due 02/01/17	A1	A+	3,000,000	3,343,680

Illinois State Toll Highway Authority
Toll Highway Revenue-Series A-2
(Pre-refunded with State and Local
Government Securities to
07/01/16 @ 100) (AGM Insured)
5.000%, due 01/01/31	Aa3	AAA	5,500,000	6,370,100

				11,300,570

Indiana—2.68%
Indiana Health & Educational Facilities
Financing Authority Hospital
Revenue Refunding-Clarian Health
Obligation Group-Series B
5.000%, due 02/15/21	A2	A+	4,000,000	4,040,280

Kentucky—2.12%
Louisville & Jefferson County
Waterworks & Water System
Revenue Refunding-Series A
5.000%, due 11/15/16	Aa1	AAA	2,775,000	3,200,491

Maryland—5.36%
Maryland State Refunding-Series B
5.000%, due 03/01/18	Aaa	AAA	7,000,000	8,087,100

Massachusetts—4.17%
Massachusetts Health & Educational
Facilities Authority Revenue-Harvard
University-Series A
5.000%, due 12/15/31	Aaa	AAA	5,000,000	5,440,600

Investment Grade Municipal Income Fund Inc.

Portfolio of investments—March 31, 2010 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount	Value

Long-term municipal bonds—(continued)

Massachusetts—(concluded)
Massachusetts Port Authority
Revenue-US Airways Project
(NATL-RE Insured)
6.000%, due 09/01/21(1)	Baa1	A	$1,000,000	$862,090

				6,302,690

Minnesota—1.00%
Shakopee Health Care Facilities
Revenue-Saint Francis
Regional Medical Center
5.000%, due 09/01/17	NR	BBB	1,500,000	1,515,315

New Jersey—2.12%
Tobacco Settlement Financing
Corp.-Series 1-A
4.500%, due 06/01/23	Baa3	BBB	3,365,000	3,197,692

North Carolina—6.32%
North Carolina Eastern Municipal
Power Agency Power System
Revenue-Series A
(Escrowed to Maturity)
6.400%, due 01/01/21	Baa1	AAA	3,065,000	3,793,520

North Carolina State
Refunding-Series A
5.000%, due 03/01/16	Aaa	AAA	5,000,000	5,754,650

				9,548,170

Ohio—11.43%
Buckeye Tobacco Settlement
Financing Authority Asset-Backed
Senior Turbo-Series A-2
5.125%, due 06/01/24	Baa3	BBB	8,955,000	8,261,704

Ohio State Water Development
Authority Water Pollution Control
Revenue (Pre-refunded with
State and Local Government
Securities to 06/01/14 @ 100)
5.000%, due 06/01/24	Aaae	AAA	6,305,000	7,185,304

Investment Grade Municipal Income Fund Inc.

Portfolio of investments—March 31, 2010 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount	Value

Long-term municipal bonds—(continued)

Ohio—(concluded)
Ohio State Water Development
Authority Water Pollution Control
Revenue-Unrefunded Balance
5.000%, due 06/01/24	Aaa	AAA	$1,695,000	$1,814,226

				17,261,234

Pennsylvania—9.35%
Pennsylvania State-Series A
5.000%, due 02/15/18	Aa2	AA	10,000,000	11,441,800

Susquehanna Area Regional Airport
Authority Airport System
Revenue-Subseries D
5.375%, due 01/01/18	Ba1	NR	3,000,000	2,673,510

				14,115,310

South Carolina—0.73%
Greenville Waterworks Revenue
5.250%, due 02/01/20	Aa1	AAA	1,000,000	1,102,890

South Daktota—0.29%
Standing Rock New Public Housing
6.000%, due 08/07/13(2)	NR	NR	482,503	444,192

Tennessee—0.23%
Memphis-Shelby County Airport
Authority Airport Revenue-Series D
(AMBAC Insured)
6.000%, due 03/01/24(1)	A2	A-	350,000	353,549

Texas—10.02%
Coastal Bend Health Facilities
Development Corp.-Incarnate Word
Health System-Series A (Escrowed
to Maturity) (AMBAC Insured)
6.300%, due 01/01/17	NR	NR	2,730,000	3,163,470

Harris County Texas Lease
6.750%, due 05/01/20(3)	NR	NR	5,347,696	5,117,798

Lower Colorado River Authority
Transmission Contract Revenue-LCRA
Transmission Services Corp.
Project B (AGM Insured)
5.250%, due 05/15/20	Aa3	AAA	1,485,000	1,584,302

Investment Grade Municipal Income Fund Inc.

Portfolio of investments—March 31, 2010 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount	Value

Long-term municipal bonds—(concluded)

Texas—(concluded)
Tarrant County Cultural Education
Facilities Finance Corp. Revenue
Refunding-Texas Health
Resources-Series A
5.000%, due 02/15/19	Aa3	AA-	$5,000,000	$5,266,900

				15,132,470

Washington—4.99%
Energy Northwest Electric Revenue
Refunding-Columbia Station-Series A
5.000%, due 07/01/23	Aaa	AA	7,000,000	7,527,520

Wisconsin—2.15%
Wisconsin State General
Revenue-Series A
5.750%, due 05/01/33	A1	AA-	3,000,000	3,242,100

Total long-term municipal bonds (cost—$144,119,391)				143,502,056

Short-term municipal notes—50.99%

Alaska—0.79%
Valdez Marine Terminal Revenue
Refunding-BP Pipelines, Inc.
Project-Series A
0.300%, due 04/01/10(4)	VMIG1	A-1+	1,200,000	1,200,000

California—15.66%
California State Economic
Recovery-Series C-3
0.290%, due 04/01/10(4)	VMIG1	A-1e	5,000,000	5,000,000

California Statewide Communities
Development Authority Revenue-
John Muir Health-Series C
0.280%, due 04/01/10(4)	VMIG1	A-1+	4,240,000	4,240,000

Metropolitan Water District Southern
California Waterworks Revenue
Refunding-Series A-1
0.270%, due 04/01/10(4)	VMIG1	A-1+	7,000,000	7,000,000

Metropolitan Water District Southern
California Waterworks
Revenue-Series B-3
0.240%, due 04/01/10(4)	VMIG1	A-1+	3,000,000	3,000,000

Investment Grade Municipal Income Fund Inc.

Portfolio of investments—March 31, 2010 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount	Value

Short-term municipal notes—(continued)

California—(concluded)
Whittier Health Facilities
Revenue-Presbyterian
Intercommunity-Series A
0.260%, due 04/07/10(4)	VMIG1	A-1+	$4,400,000	$4,400,000

				23,640,000

Colorado—0.86%
Denver City & County Certificates of
Participation Refunding-Series A3
0.280%, due 04/01/10(4)	VMIG1	NR	1,300,000	1,300,000

Georgia—4.64%
Private Colleges & Universities
Authority Revenue-Emory
University-Series C5
0.270%, due 04/01/10(4)	VMIG1	A-1+	7,000,000	7,000,000

Illinois—6.62%
Chicago Sales Tax Revenue Refunding
0.280%, due 04/01/10(4)	VMIG1	A-1+	5,000,000	5,000,000

Illinois Development Finance
Authority Revenue-Evanston
Northwestern-Series C
0.270%, due 04/01/10(4)	VMIG1	NR	5,000,000	5,000,000

				10,000,000

Massachusetts—5.30%
Massachusetts Health & Educational
Facilities Authority Revenue-Partners
Healthcare-Series I-1
0.290%, due 04/01/10(4)	VMIG1	A-1+	8,000,000	8,000,000

New Jersey—1.65%
Union County Industrial Pollution
Control Financing Authority
Pollution Control Revenue
Refunding-ExxonMobil Project
0.220%, due 04/01/10(4)	VMIG1	A-1+	2,500,000	2,500,000

Pennsylvania—2.65%
Pittsburgh Water & Sewer Authority
Water & Sewer System
Revenue-1st Lien-Series B2
0.290%, due 04/01/10(4)	VMIG1	A-1	4,000,000	4,000,000

Investment Grade Municipal Income Fund Inc.

Portfolio of investments—March 31, 2010 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount	Value

Short-term municipal notes—(concluded)

Texas—6.03%
Harris County Cultural Education
Facilities Finance Corp.
Revenue-Methodist
Hospital-Subseries C-1
0.280%, due 04/01/10(4)	NR	A-1+	$3,500,000	$3,500,000

Harris County Cultural Education
Facilities Finance Corp.
Revenue-YMCA of Greater
Houston-Series C
0.300%, due 04/01/10(4)	VMIG1	NR	600,000	600,000

Texas Water Development Board
Revenue Refunding-State
Revolving-Sub Lien-Series A
0.360%, due 04/01/10(4)	VMIG1	A-1+	5,000,000	5,000,000

				9,100,000

Wisconsin—4.64%
Wisconsin Health & Educational
Facilities Authority Revenue-Aurora
Health Care-Series B
0.260%, due 04/07/10(4)	NR	A-1+	7,000,000	7,000,000

Wyoming—2.15%
Uinta County Pollution Control
Revenue Refunding-Chevron
USA, Inc. Project
0.270%, due 04/01/10(4)	P-1	A-1+	3,250,000	3,250,000

Total short-term municipal notes (cost—$76,990,000)				76,990,000

Total investments (cost—$221,109,391)—146.03%				220,492,056

Other assets in excess of liabilities—6.95%				10,498,058

Liquidation value of auction preferred shares—(52.98)%				(80,000,000)

Net assets applicable to common shareholders—100.00%				$150,990,114

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $221,109,391; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,113,541

Gross unrealized depreciation	(2,730,876)

Net unrealized depreciation	$(617,335)

Investment Grade Municipal Income Fund Inc.

Portfolio of investments—March 31, 2010 (unaudited)

(1)	Security subject to Alternative Minimum Tax.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.29% of net assets applicable to common shareholders as of March 31, 2010, is considered illiquid and restricted (See table below for more information).

Acquisition
			cost as a		Value as a
			percentage		percentage
Illiquid and	Acquisition	Acquisition	of common	Value at	of common
restricted security	date	cost	net assets	03/31/10	net assets

Standing Rock New
Public Housing,
6.000%, due 08/07/13	08/08/02	$482,503	0.32%	$444,192	0.29%

(3)	The security detailed in the table below is considered illiquid and restricted and represents 3.39% of net assets applicable to common shareholders as of March 31, 2010.

Acquisition
			cost as a		Value as a
			percentage		percentage
Illiquid and	Acquisition	Acquisition	of common	Value at	of common
restricted security	date	cost	net assets	03/31/10	net assets

Harris County Texas Lease
6.750%, due 05/01/20	09/07/00	$5,347,696	3.54%	$5,117,798	3.39%

(4)	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of March 31, 2010.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
NATL-RE	National Reinsurance
NR	Not Rated

Investment Grade Municipal Income Fund Inc.

Portfolio of investments—March 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Long-term municipal bonds	$—	$143,502,056	$—	$143,502,056

Short-term municipal bonds	—	76,990,000	—	76,990,000

Total	$—	$220,492,056	$—	$220,492,056

See accompanying notes to financial statements

Investment Grade Municipal Income Fund Inc.

Statement of assets and liabilities—March 31, 2010 (unaudited)

Assets:
Investments in securities, at value (cost—$221,109,391)	$220,492,056

Cash	58,029

Receivable for investments sold	8,914,953

Receivable for interest	1,716,150

Other assets	17,462

Total assets	231,198,650

Liabilities:
Payable to investment advisor and administrator	78,071

Dividends payable to auction preferred shareholders	16,422

Payable for interest expense and fees on floating rate notes	5,295

Accrued expenses and other liabilities	108,748

Total liabilities	208,536

Auction preferred shares Series A, B and C—1,600 non-participating shares authorized, issued and outstanding; $0.001 par value per auction
preferred share; $50,000 liquidation value per auction preferred share	80,000,000

Net assets applicable to common shareholders	$150,990,114

Net assets applicable to common shareholders:
Common stock—$0.001 par value per common share; 199,998,400
shares authorized; 10,356,667 shares issued and outstanding	$153,238,767

Accumulated undistributed net investment income	242,529

Accumulated net realized loss from investments	(1,873,847)

Net unrealized depreciation of investments	(617,335)

Net assets applicable to common shareholders	$150,990,114

Net asset value per common share ($150,990,114 applicable to
10,356,667 common shares outstanding)	$14.58

See accompanying notes to financial statements

14

Investment Grade Municipal Income Fund Inc.

Statement of operations

For the
six months ended
March 31, 2010
(unaudited)

Investment income:
Interest	$5,550,600

Expenses:
Investment advisory and administration fees	1,038,014

Professional fees	204,978

Reports and notices to shareholders	114,263

Auction preferred shares expenses	60,876

Custody and accounting fees	26,283

Stock exchange listing fees	21,187

Interest expense and fees on floating rate notes	19,947

Directors’ fees	13,148

Transfer agency fees	6,335

Insurance fees	4,856

Other expenses	12,294

1,522,181

Less: Fee waivers by investment advisor and administrator	(585,347)

Net expenses	936,834

Net investment income	4,613,766

Net realized and unrealized gains (losses) from investment activities:
Net realized gain from:
Investments	900,206

Net change in unrealized appreciation/depreciation of:
Investments	(5,797,202)

Net realized and unrealized loss from investment activities	(4,896,996)

Dividends paid to auction preferred shareholders from
net investment income	(151,884)

Net decrease in net assets applicable to common shareholders
resulting from operations	$(435,114)

See accompanying notes to financial statements

15

Investment Grade Municipal Income Fund Inc.

Statement of changes in net assets applicable to common shareholders

	For the six
	months ended	For the
	March 31, 2010	year ended
	(unaudited)	September 30, 2009

From operations:
Net investment income	$4,613,766	$9,416,823

Net realized gains (losses) from investment
activities and futures	900,206	(1,616,818)

Net change in unrealized appreciation/depreciation
of investments and futures	(5,797,202)	25,760,971

Dividends paid to auction preferred
shareholders from:
Net investment income	(151,884)	(1,098,654)

Net increase (decrease) in net assets applicable to
common shareholders resulting from operations	(435,114)	32,462,322

Dividends paid to common shareholders from:
Net investment income	(4,505,150)	(8,259,442)

Net increase (decrease) in net assets applicable to
common shareholders	(4,940,264)	24,202,880

Net assets applicable to common shareholders:
Beginning of period	155,930,378	131,727,498

End of period	$150,990,114	$155,930,378

Accumulated undistributed net investment income	$242,529	$285,797

See accompanying notes to financial statements

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17

Investment Grade Municipal Income Fund Inc.

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	For the six
	months ended
	March 31, 2010
	(unaudited)

Net asset value, beginning of period	$15.06

Net investment income	0.45	(1)

Net realized and unrealized gains (losses) from investment activities	(0.48)

Common share equivalent of dividends and distributions paid to auction preferred shareholders from:
Net investment income	(0.01)

Net realized gains from investment activities	—

Total dividends and distributions paid to auction preferred shareholders	(0.01)

Net increase (decrease) from operations	(0.04)

Dividends and distributions paid to common shareholders from:
Net investment income	(0.44)

Net realized gains from investment activities	—

Total dividends and distributions paid to common shareholders	(0.44)

Net asset value, end of period	$14.58

Market value, end of period	$14.43

Total net asset value return(2)	(0.25)%

Total market price return(3)	3.76%

Ratio to average net assets attributable to common shares:
Total expenses, net of fee waivers by advisor and including interest
expense on floating rate notes	1.24	%(4),(5)

Total expenses, before fee waivers by advisor and including interest
expense on floating rate notes	2.02	%(4),(5)

Total expenses, net of fee waivers by advisor and excluding interest
expense on floating rate notes	1.22	%(4)

Net investment income before auction preferred shares dividends	6.12	%(4)

Auction preferred shares dividends from net investment income	0.20	%(4)

Net investment income available to common shareholders	5.92	%(4)

Supplemental data:
Net assets applicable to common shareholders, end of period (000’s)	$150,990

Portfolio turnover	75%

Asset coverage per share of auction preferred shares, end of period	$144,369

18

For the years ended September 30,

2009		2008		2007	2006	2005

$12.72		$15.10		$15.39	$15.66	$15.81

0.91	(1)	1.01	(1)	1.02 (1)	0.98	0.95

2.34		(2.20)		(0.29)	0.27	(0.02)

(0.11)		(0.34)		(0.39)	(0.27)	(0.21)

—		(0.07)		—	(0.11)	(0.01)

(0.11)		(0.41)		(0.39)	(0.38)	(0.22)

3.14		(1.60)		0.34	0.87	0.71

(0.80)		(0.66)		(0.63)	(0.73)	(0.74)

—		(0.12)		—	(0.41)	(0.12)

(0.80)		(0.78)		(0.63)	(1.14)	(0.86)

$15.06		$12.72		$15.10	$15.39	$15.66

$14.34		$11.28		$13.60	$13.95	$13.44

25.73%		(11.07)%		2.24%	5.87%	4.57%

35.91%		(11.90)%		2.08%	13.05%	0.42%

1.79	%(5)	1.36	%(5)	1.28%	1.58%	1.66%

2.63	%(5)	2.06	%(5)	1.91%	1.97%	1.99%

1.66%		1.33%		1.28%	1.58%	1.66%

6.93%		6.99%		6.68%	6.43%	6.04%

0.81%		2.32%		2.56%	1.74%	1.34%

6.12%		4.67%		4.12%	4.69%	4.70%

$155,930		$131,727		$156,402	$159,430	$162,159

9%		20%		27%	54%	49%

$147,456		$123,182		$121,092	$122,468	$123,709

19

Investment Grade Municipal Income Fund Inc.

Financial highlights

(1)	Calculated using the average shares method.
(2)	Total net asset value return is calculated assuming a $10,000 purchase of common stock at the current net asset value on the first day of each period reported and a sale at the current net asset value on the last day of each period reported, and assuming reinvestment of dividends and other distributions at the net asset value on the payable date. Total investment return based on net asset value has not been annualized for the period of less than one year and is hypothetical as investors can not purchase or sell Fund shares at net asset value but only at market prices. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund dividends and other distributions, if any, or the sale of Fund shares.
(3)	Total market price return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions to common shareholders at prices obtained under the Fund’s Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for the period of less than one year. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund dividends and distributions, if any, or the sale of Fund shares.
(4)	Annualized.
(5)	Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

See accompanying notes to financial statements

20

Investment Grade Municipal Income Fund Inc.

Notes to financial statements

Organization and significant accounting policies
Investment Grade Municipal Income Fund Inc. (the “Fund”) was incorporated in Maryland on August 6, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Fund’s financial statements.

The preparation of financial statements in accordance with GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, official market closing price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research

21

Investment Grade Municipal Income Fund Inc.

Notes to financial statements

and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities traded in the over-the-counter (“OTC”) market are valued at the last bid price available on the valuation date prior to valuation.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value

22

Investment Grade Municipal Income Fund Inc.

Notes to financial statements

measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Floating-rate notes issued in conjunction with securities held—Tender option bond program
The Fund may sell a fixed-rate bond (“Fixed-Rate Bond”) to a broker who deposits the Fixed-Rate Bond into a special-purpose entity from which are issued floating-rate notes (“Floating-Rate Notes”) that are sold to third parties. The Floating-Rate Notes have interest rates that reset weekly and

23

Investment Grade Municipal Income Fund Inc.

Notes to financial statements

the holders of the Floating-Rate Notes have the option to tender their notes to the broker at par at each reset date. A residual certificate (an “Inverse Floater”), which pays interest based on the difference between the Fixed-Rate Bond and the Floating-Rate Notes (after certain costs are taken into account), is also issued by the special-purpose entity. The Inverse Floater also gives the holder the right to cause the Floating-Rate Note to be called at par and to require transfer of the Fixed-Rate Bond to the holder of the Inverse Floater, thereby liquidating the special-purpose entity. In certain transactions, the Fund ultimately receives the Inverse Floater plus the cash equivalent of the proceeds raised from the issuance of the Floating-Rate Notes in exchange for the Fixed-Rate Bonds, less fees and expenses.

Although the Fund physically holds the Inverse Floater, the transaction is accounted for as a secured borrowing pursuant to GAAP because of its unilateral right to cause the liquidation of the special-purpose entity and recover the Fixed-Rate Bond it originally sold to the broker. In accordance with GAAP, the Fund includes the Fixed-Rate Bond on the Portfolio of investments and recognizes the Floating-Rate Notes as a liability on the Statement of assets and liabilities.

The Fund maintained a tender option bond program until March 2010, when such program was terminated. The range of rates on the liability for Floating Rate notes was 0.140% to 0.320%, at a weighted average rate of 0.218% for the six months ended March 31, 2010.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Futures contracts—The Fund may purchase and sell municipal bond index futures and other interest rate futures. The Fund may use futures as a substitute for taking a position in an underlying security or other asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund also may use futures to add leverage to the portfolio and/or to hedge against increases in the Fund’s costs associated with the dividend payments on the preferred stock. Futures strategies also can be used to manage the average duration of the Fund’s

24

Investment Grade Municipal Income Fund Inc.

Notes to financial statements

portfolio. If UBS Global AM wishes to shorten the average duration of the Fund, the Fund may sell a futures contract. If UBS Global AM wishes to lengthen the average duration of the Fund, the Fund may buy a futures contract.

Upon entering into a financial futures contract, the Fund is required to deliver to a broker an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund was unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses and would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a separate account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortion. The separate account for margin will be maintained at the futures counterparty and may be subject to risks or delays if the counterparty becomes insolvent. At March 31, 2010, the Fund had no futures contracts outstanding.

Dividends and distributions—The Fund intended to pay monthly dividends to common shareholders at a rate level that over time would result in the distribution of substantially all of the Fund’s net investment income remaining after the payment of dividends on any outstanding auction preferred shares. The dividend rate on the common stock is adjusted as necessary to reflect the earnings rate of the Fund. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends to auction preferred shareholders are accrued daily. The amount of dividends from net investment income and distributions from

25

Investment Grade Municipal Income Fund Inc.

Notes to financial statements

net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The Fund followed an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

Investment advisor and administrator
The Board has approved an Investment Advisory and Administration Contract (“Advisory Contract”), under which UBS Global AM serves as investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund is obligated to pay UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at an annual rate of 0.90% of the Fund’s average weekly net assets attributable to holders of common and auction preferred shares (“APS”). UBS Global AM has agreed to waive a portion of the advisory and administration fee so that the Fund’s effective fee is 0.60% of average weekly net assets attributable only to holders of common shares. This waiver will continue indefinitely unless the Board agrees to any change. At March 31, 2010, the Fund owed UBS Global AM $78,071 for investment advisory and administration fees, which is composed of $178,257 of investment advisory and administration fees less fees waived of $100,186. For the six months ended March 31, 2010, UBS Global AM waived $585,347 of investment advisory and administration fees from the Fund.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, resulting in him being an interested director of the Fund. The Fund has

26

Investment Grade Municipal Income Fund Inc.

Notes to financial statements

been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended March 31, 2010, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $51,085,149. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions. In addition, Morgan Stanley may participate as a broker-dealer in auctions for the Fund’s Auction Preferred Shares and receive compensation. Amounts received by Morgan Stanley, if any, will vary depending upon that firm’s participation in an auction, and such amounts are calculated and paid by the auction agent from money provided by the Fund.

Auction preferred shares related services fees
UBS Financial Services Inc., an affiliate of UBS Global AM, provides certain services to the Fund and the holders of the outstanding APS pursuant to an agreement with Deutsche Bank, the Fund’s auction agent for APS. For the six months ended March 31, 2010, UBS Financial Services Inc. received from Deutsche Bank $20,925 (paid indirectly by the Fund) for these services.

Restricted securities
The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Portfolio of investments.

Auction preferred shares
The Fund had outstanding 582 shares of auction preferred shares Series A, 582 shares of auction preferred shares Series B, and 436 shares of auction

27

Investment Grade Municipal Income Fund Inc.

Notes to financial statements

preferred shares Series C, which are referred to herein collectively as the “APS.” All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

The APS are entitled to one vote per share and, unless otherwise required by law, will vote with the holders of common stock as a single class, except that the APS will vote separately as a class on certain matters, as required by law. The holders of APS have the right to elect two directors of the Fund.

Dividends, which are cumulative, are generally reset every 7 days for each Series of APS. Dividend rates as of March 31, 2010 for each Series of APS were as follows and reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids were not received:

Series A	0.442%

Series B	0.442%

Series C	0.457%

For the six months ended March 31, 2010, the average dividend rates for each Series of APS were 0.381%, 0.379%, and 0.376% for Series A, B and C, respectively.

On March 16, 2010, the Fund announced the timing of the redemption in full of all of its outstanding APS in connection with the liquidation of the Fund pursuant to a Plan of Liquidation approved by stockholders on February 23, 2010. The Fund redeemed in full all of its outstanding APS and paid APS holders their liquidation preference of $50,000 per share (plus accumulated but unpaid dividends up to and including the date of redemption) based on the following schedule:

Series of	Aggregate	Number of shares	Redemption
APS	principal	redeemed	payment date

Series A	$29,100,000	582	April 16, 2010

Series B	29,100,000	582	April 19, 2010

Series C	21,800,000	436	April 20, 2010

The Fund was subject to certain restrictions relating to the APS. Failure to comply with these restrictions could have precluded the Fund from declaring

28

Investment Grade Municipal Income Fund Inc.

Notes to financial statements

any distributions to common shareholders or repurchasing common shares and/or could have triggered the mandatory redemption of APS at liquidation value.

The redemption of the Fund’s APS was deemed to be outside of the control of the Fund because the APS had been redeemable among other circumstances, upon the occurrence of an event such as described above that was not solely within the control of the Fund.

Purchases and sales of securities
For the six months ended March 31, 2010, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $168,872,144 and $215,087,153, respectively.

Federal tax status
The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended September 30, 2009 was as follows:

Distributions paid from:	2009

Tax-exempt income	$9,350,108

Ordinary income	7,988

Total distributions paid	$9,358,096

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending on April 30, 2010 (recently changed from a September 30th fiscal year end).

As of and during the period ended March 31, 2010, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the six months ended March 31, 2010, the Fund did not incur any interest or penalties.

29

Investment Grade Municipal Income Fund Inc.

Notes to financial statements

Each of the tax years in the four year period ended September 30, 2009, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent events
Management has evaluated the effect of subsequent events on the Fund’s financial statements through the date of issuance of the Fund’s financial statements. Management has determined that there were no material subsequent events that would require disclosure in or adjustment to the Fund’s financial statements other than the following: (1) liquidation of the Fund by means of the redemption of all APS in April 2010 and payment of a liquidating distribution to all common shareholders in May 2010; (2) a change in the Fund’s fiscal year end from September 30th to April 30th to facilitate the Fund’s liquidation; (3) the ceasing of trading of the Fund’s common stock on the New York Stock Exchange; and (4) the Fund’s filing of a termination of registration of its common stock with the US Securities and Exchange Commission.

30

Investment Grade Municipal Income Fund Inc.

General information (unaudited)

The Fund
Investment Grade Municipal Income Fund Inc. (the “Fund”) was a diversified, closed-end management investment company whose common shares had traded on the New York Stock Exchange (“NYSE”). The Fund’s NYSE trading symbol was “PPM.”

Quarterly Form N-Q portfolio schedule
The Fund filed its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Shareholder meeting information
 On February 23, 2010, the holders of the Fund’s common stock and auction preferred stock (“APS”) voted together at a Special Meeting of Shareholders on a proposal to liquidate and dissolve the Fund pursuant to a Plan of Liquidation (the “Liquidation Proposal”). The Liquidation Proposal received greater than the required vote of a majority of the votes entitled to be cast at the meeting: 5,733,384 votes were cast “FOR” the Liquidation Proposal; 398,622 votes were cast “AGAINST” the Liquidation Proposal; and 132,005 votes were cast “ABSTAIN.” There were no “broker non-votes.”

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Dividend reinvestment plan
The Fund’s Board had established a Dividend Reinvestment Plan (the “Plan”) under which all common shareholders whose shares were registered in their own names, or in the name of UBS Financial Services Inc. or its

31

Investment Grade Municipal Income Fund Inc.

General information (unaudited)

nominee, would have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common shareholders elected to receive cash. Common shareholders who elected to hold their shares in the name of another broker or nominee should have contacted such broker or nominee to determine whether, or how, they may have participated in the Plan. Given that there are no shares remaining outstanding as of May 10, 2010, it is no longer possible to participate in the Plan.

32

Directors
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Kevin Mclntyre
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

© 2010 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Item 2.   Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.   Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 6.   Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 10.   Submission of Matters to a Vote of Security Holders.

The registrant is in the process of winding up its affairs pursuant to a shareholder approved Plan of Liquidation. As of the date of this filing, the registrant has no shares outstanding; therefore, it is not possible to submit a matter to a vote of security holders as there are none.

Item 11.   Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semiannual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – The registrant has not engaged in such a solicitation during the period covered by this report.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal Income Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 9, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	June 9, 2010